T. ROWE PRICE Global Impact Equity Fund
July 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 0.8%
Common Stocks 0.8%
NU Holdings, Class A (USD) (1) 22,839 182
Total Brazil (Cost
$99
)
182
CANADA 3.1%
Common Stocks 1.3%
Shopify, Class A (1) 4,095 277
277
Limited Partnerships 1.8%
Brookfield Renewable Partners (USD)  13,329 388
388
Total Canada (Cost
$597
)
665
CHINA 1.7%
Common Stocks 1.7%
Kanzhun, ADR (USD) (1) 12,267 229
Li Auto, Class A (HKD) (1) 7,100 153
Total China (Cost
$348
)
382
DENMARK 1.2%
Common Stocks 1.2%
ROCKWOOL, Class B  997 268
Total Denmark (Cost
$214
)
268
FRANCE 1.5%
Common Stocks 1.5%
Schneider Electric  1,808 322
Total France (Cost
$261
)
322
GERMANY 2.3%
Common Stocks 0.9%
Evotec (1) 7,391 195
195

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 1.4%
Sartorius  723 298
298
Total Germany (Cost
$445
)
493
HONG KONG 2.0%
Common Stocks 2.0%
AIA Group  43,200 432
Total Hong Kong (Cost
$441
)
432
INDIA 5.2%
Common Stocks 5.2%
Axis Bank, GDR (USD)  6,970 408
HDFC Bank  22,044 442
HDFC Life Insurance  36,130 284
Total India (Cost
$1,038
)
1,134
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  602,500 365
Total Indonesia (Cost
$282
)
365
IRELAND 1.5%
Common Stocks 1.5%
Kerry Group, Class A  3,387 337
Total Ireland (Cost
$348
)
337
JAPAN 3.3%
Common Stocks 3.3%
Daiichi Sankyo  6,400 197
Hamamatsu Photonics  4,200 203
Keyence  700 314
Total Japan (Cost
$677
)
714

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 3.7%
Common Stocks 3.7%
ASML Holding  668 479
DSM-Firmenich  2,943 324
Total Netherlands (Cost
$737
)
803
NORWAY 0.9%
Common Stocks 0.9%
TOMRA Systems  13,454 207
Total Norway (Cost
$278
)
207
PHILIPPINES 1.6%
Common Stocks 1.6%
BDO Unibank  127,940 338
Total Philippines (Cost
$266
)
338
SOUTH AFRICA 0.9%
Common Stocks 0.9%
Capitec Bank Holdings  1,949 196
Total South Africa (Cost
$150
)
196
SWEDEN 0.5%
Common Stocks 0.5%
Nibe Industrier, Class B  11,658 105
Total Sweden (Cost
$99
)
105
TAIWAN 3.5%
Common Stocks 3.5%
Chailease Holding  51,812 343
Taiwan Semiconductor Manufacturing, ADR (USD)  4,315 428
Total Taiwan (Cost
$722
)
771
UNITED KINGDOM 2.2%
Common Stocks 2.2%
Ashtead Group  4,213 311

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
AstraZeneca  1,140 164
Total United Kingdom (Cost
$349
)
475
UNITED STATES 59.1%
Common Stocks 59.1%
Agilent Technologies  2,297 280
Atlassian, Class A (1) 316 57
Badger Meter  1,339 220
Ball  6,267 368
Becton Dickinson  1,537 428
Bright Horizons Family Solutions (1) 3,164 307
Danaher  1,871 477
Darling Ingredients (1) 6,226 431
DocuSign (1) 3,175 171
Eli Lilly  1,198 545
Fortinet (1) 4,371 340
Hubbell  1,224 382
HubSpot (1) 407 236
IDEX  1,101 249
Ingersoll Rand  4,220 275
Intuit  1,028 526
Intuitive Surgical (1) 1,129 366
Linde  1,566 612
Monolithic Power Systems  301 168
MSA Safety  1,254 208
Mueller Water Products, Class A  17,573 283
NextEra Energy Partners  7,429 405
OneMain Holdings  9,124 415
PG&E (1) 24,339 429
Roper Technologies  1,224 603
SolarEdge Technologies (1) 997 241
Stryker  1,263 358
Synopsys (1) 977 441
Tesla (1) 409 109
Thermo Fisher Scientific  908 498
Trane Technologies  1,087 217
Trex (1) 2,509 173
Trimble (1) 6,459 348
UnitedHealth Group  949 481
Veeva Systems, Class A (1) 1,747 357
Waste Connections  3,139 443
Zoetis  2,125 400
Total United States (Cost
$10,833
)
12,847

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 0.1%
Common Stocks 0.1%
Asia Commercial Bank  20,800 21
Total Vietnam (Cost
$21
)
21
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 5.32% (2)(3) 563,148 563
Total Short-Term Investments (Cost $563) 563
Total Investments in Securities 99.4%
(Cost $18,768) $ 21,620
Other Assets Less Liabilities 0.6% 125
Net Assets 100.0% $ 21,745
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Impact Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 20++
Totals $ —# $ — $ 20+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 1,017  ¤  ¤ $ 563
Total $ 563^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $20 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $563.

T. ROWE PRICE Global Impact Equity Fund
Unaudited
Notes to Portfolio of Investments
7
T. Rowe Price Global Impact Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Impact Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Impact Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 13,686 $ 6,685 $ — $ 20,371
Limited Partnerships 388 — — 388
Preferred Stocks — 298 — 298
Short-Term Investments 563 — — 563
Total $ 14,637 $ 6,983 $ — $ 21,620

T. ROWE PRICE Global Impact Equity Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1399-054Q3 07/23